Total
Supplement dated January 13, 2023 to the Prospectus dated September 30, 2022, as amended __________________________________________
Leader Short Term High Yield Bond Fund
The following replaces the fee table under the sub-heading “Fees and Expenses of the Fund” under the heading “Leader Short Term High Yield Bond Fund Summary” on page 1 of the Summary Prospectus:
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leader Short Term High Yield Bond Fund	Leader Short Term High Yield Bond Fund Institutional Class	Leader Short Term High Yield Bond Fund Investor Class
Redemption Fee (as a % of amount redeemed, on shares held less than six months)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leader Short Term High Yield Bond Fund		Leader Short Term High Yield Bond Fund Institutional Class	Leader Short Term High Yield Bond Fund Investor Class
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.50%
Other Expenses		1.53%	1.53%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses		2.38%	2.88%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

The following replaces the example under the sub-heading “Example” under the heading “Leader Short Term High Yield Bond Fund Summary” on page 1 of the Summary Prospectus:
Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Leader Short Term High Yield Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leader Short Term High Yield Bond Fund Institutional Class	238	733	1,254	2,681
Leader Short Term High Yield Bond Fund Investor Class	288	882	1,502	3,171

Leader High Quality Floating Rate Fund
The following replaces the fee table under the sub-heading “Fees and Expenses of the Fund” under the heading “Leader High Quality Floating Rate Fund Summary” on page 7 of the Summary Prospectus:
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leader High Quality Floating Rate Fund	Leader High Quality Floating Rate Fund Institutional Class	Leader High Quality Floating Rate Fund Investor Class
Redemption Fee (as a % of amount redeemed, on shares held less than six months)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leader High Quality Floating Rate Fund		Leader High Quality Floating Rate Fund Institutional Class	Leader High Quality Floating Rate Fund Investor Class
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.38%
Other Expenses		1.29%	1.30%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%
Total Annual Fund Operating Expenses		2.02%	2.41%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

The following replaces the example under the sub-heading “Example” under the heading “Leader High Quality Floating Rate Fund Summary” on page 7 of the Summary Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Leader High Quality Floating Rate Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Leader High Quality Floating Rate Fund Institutional Class	202	624	1,072	2,314
Leader High Quality Floating Rate Fund Investor Class	241	742	1,269	2,711

_________________________________________________________________________

You should read this Supplement in conjunction with the Prospectus and SAI dated September 30, 2022, each as may be amended from time to time, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund at (800) 711-9164.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE